Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value Of Assets and Liabilities

The following table presents the fair value of our financial assets and liabilities using the above input categories (in thousands):

	As of December 31, 2012
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$5,893	$—	$—	$5,893
Preferred stock warrant liability	—	—	3,529	3,529

Total assets and liabilities measured at fair value	$5,893	$—	$3,529	$9,422

	As of December 31, 2013
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$132,518	$—	$—	$132,518

Total assets measured at fair value	$132,518	$—	$—	$132,518

Reconciliation of Fair Value Liabilities Unobservable Inputs

The following table sets forth a summary of the changes in the fair value of our Level 3 financial instruments as follows (in thousands):

Preferred Stock Warrant Liability
Balance as of December 31, 2011	$994
Change in fair value of preferred stock warrant liability	2,535

Balance as of December 31, 2012	3,529
Change in fair value of preferred stock warrant liability	6,538
Reclassification of preferred stock warrants to common stock warrants upon IPO	(10,067)

Balance as of December 31, 2013	$—